24. TRADE RECEIVABLES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeReceivablesLineItems [Line Items]
Allowances, beginning	$ (1.5)
Allowances, ending	0.0	$ (1.5)
Trade receivables
DisclosureOfTradeReceivablesLineItems [Line Items]
Allowances, beginning	(0.2)	(0.4)
Creation	(0.4)	0.0
Utilized	0.0	0.2
Currency translation adjustments	(0.1)	0.0
Allowances, ending	$ (0.7)	$ (0.2)